Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

July 31, 2020

ZMP-QTLY-0920
1.9881624.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	14,393	$138,892
GCI Liberty, Inc. (a)	1,302	102,064
		240,956
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)	750	5,745
Class B (a)	1,594	11,333
Live Nation Entertainment, Inc. (a)	1,880	88,003
Madison Square Garden Entertainment Corp. (a)	240	17,006
Roku, Inc. Class A (a)	1,340	207,553
Spotify Technology SA (a)	1,730	446,029
Take-Two Interactive Software, Inc. (a)	1,486	243,734
The Madison Square Garden Co. (a)	244	37,500
World Wrestling Entertainment, Inc. Class A	596	27,780
Zynga, Inc. (a)	11,738	115,385
		1,200,068
Interactive Media & Services - 1.2%
InterActiveCorp (a)	990	131,096
Match Group, Inc. (a)	2,892	297,008
Pinterest, Inc. Class A (a)	5,294	181,531
TripAdvisor, Inc.	1,323	26,764
Twitter, Inc. (a)	10,174	370,334
Zillow Group, Inc.:
Class A (a)	771	52,497
Class C (a)	1,772	121,187
		1,180,417
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	4,281	115,544
Cable One, Inc.	67	122,112
Discovery Communications, Inc.:
Class A (a)(b)	2,114	44,605
Class C (non-vtg.) (a)	4,221	79,988
DISH Network Corp. Class A (a)	3,243	104,133
Fox Corp.:
Class A	4,515	116,352
Class B	2,096	54,014
Interpublic Group of Companies, Inc.	5,172	93,355
John Wiley & Sons, Inc. Class A	576	19,486
Liberty Broadband Corp.:
Class A (a)	325	43,878
Class C (a)	1,390	190,805
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,560	90,726
Liberty Media Class A (a)	390	12,905
Liberty SiriusXM Series A (a)	1,080	37,573
Liberty SiriusXM Series C (a)	2,308	80,757
News Corp.:
Class A	5,069	64,478
Class B	1,689	21,552
Nexstar Broadcasting Group, Inc. Class A	580	50,837
Omnicom Group, Inc.	2,801	150,498
Sirius XM Holdings, Inc.	15,632	91,916
The New York Times Co. Class A	2,149	99,155
ViacomCBS, Inc.:
Class A	360	9,986
Class B	6,947	181,108
		1,875,763
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	1,319	25,615
U.S. Cellular Corp. (a)	181	5,370
		30,985

TOTAL COMMUNICATION SERVICES		4,528,189

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Aptiv PLC	3,540	275,235
BorgWarner, Inc.	2,731	99,955
Gentex Corp.	3,233	87,259
Lear Corp.	794	87,642
		550,091
Automobiles - 0.5%
Ford Motor Co.	51,560	340,812
Harley-Davidson, Inc.	2,006	52,216
Thor Industries, Inc.	731	83,327
		476,355
Distributors - 0.4%
Genuine Parts Co.	1,850	166,778
LKQ Corp. (a)	3,984	112,309
Pool Corp.	513	162,467
		441,554
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	757	81,181
Chegg, Inc. (a)	1,603	129,795
Frontdoor, Inc. (a)	1,129	47,412
Graham Holdings Co.	55	21,910
Grand Canyon Education, Inc. (a)	616	54,664
H&R Block, Inc.	2,577	37,367
Service Corp. International	2,285	99,078
ServiceMaster Global Holdings, Inc. (a)	1,735	70,944
		542,351
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	3,006	63,487
Carnival Corp. (b)	6,223	86,375
Chipotle Mexican Grill, Inc. (a)	368	425,099
Choice Hotels International, Inc.	456	38,322
Darden Restaurants, Inc.	1,723	130,776
Domino's Pizza, Inc.	515	199,104
Dunkin' Brands Group, Inc.	1,080	74,228
Extended Stay America, Inc. unit	2,315	26,414
Hilton Worldwide Holdings, Inc.	3,605	270,555
Hyatt Hotels Corp. Class A	465	22,320
MGM Mirage, Inc.	6,245	100,482
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,372	45,994
Planet Fitness, Inc. (a)	1,049	54,758
Royal Caribbean Cruises Ltd.	2,249	109,549
Six Flags Entertainment Corp.	1,021	17,755
Vail Resorts, Inc.	526	101,008
Wendy's Co.	2,364	54,798
Wyndham Destinations, Inc.	1,099	29,233
Wyndham Hotels & Resorts, Inc.	1,226	54,140
Wynn Resorts Ltd.	1,299	94,087
Yum China Holdings, Inc.	4,763	244,056
		2,242,540
Household Durables - 1.5%
D.R. Horton, Inc.	4,373	289,318
Garmin Ltd.	1,976	194,814
Leggett & Platt, Inc.	1,736	69,596
Lennar Corp.:
Class A	3,570	258,290
Class B	204	10,989
Mohawk Industries, Inc. (a)	768	61,325
Newell Brands, Inc.	5,084	83,378
NVR, Inc. (a)	44	172,927
PulteGroup, Inc.	3,523	153,603
Tempur Sealy International, Inc. (a)	629	50,918
Toll Brothers, Inc.	1,529	58,408
Whirlpool Corp.	807	131,638
		1,535,204
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	1,561	184,791
Expedia, Inc.	1,782	144,360
GrubHub, Inc. (a)	1,213	87,627
Liberty Interactive Corp. QVC Group Series A (a)	5,039	54,975
Wayfair LLC Class A (a)	870	231,498
		703,251
Leisure Products - 0.4%
Brunswick Corp.	1,034	69,257
Hasbro, Inc.	1,677	122,019
Mattel, Inc. (a)	4,503	50,028
Peloton Interactive, Inc. Class A (a)	1,286	87,731
Polaris, Inc.	772	80,002
		409,037
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,104	289,758
Kohl's Corp.	2,019	38,442
Nordstrom, Inc. (b)	1,432	19,604
Ollie's Bargain Outlet Holdings, Inc. (a)	699	73,465
		421,269
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	883	132,574
AutoNation, Inc. (a)	768	39,429
AutoZone, Inc. (a)	309	373,093
Best Buy Co., Inc.	3,010	299,766
Burlington Stores, Inc. (a)	857	161,116
CarMax, Inc. (a)	2,155	208,970
Carvana Co. Class A (a)	723	112,029
Dick's Sporting Goods, Inc.	815	37,180
Five Below, Inc. (a)	719	78,306
Floor & Decor Holdings, Inc. Class A (a)	1,066	70,249
Foot Locker, Inc.	1,349	39,647
Gap, Inc.	2,381	31,834
L Brands, Inc.	3,005	73,352
O'Reilly Automotive, Inc. (a)	968	462,104
Penske Automotive Group, Inc.	424	19,004
Tiffany & Co., Inc.	1,595	199,949
Tractor Supply Co.	1,528	218,107
Ulta Beauty, Inc. (a)	710	137,023
Williams-Sonoma, Inc.	1,020	88,862
		2,782,594
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	1,878	28,132
Carter's, Inc.	566	44,556
Columbia Sportswear Co.	382	28,971
Hanesbrands, Inc.	4,552	64,320
lululemon athletica, Inc. (a)	1,501	488,711
PVH Corp.	931	45,302
Ralph Lauren Corp.	635	45,276
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,765	51,679
Tapestry, Inc.	3,662	48,924
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,844	19,399
Class C (non-vtg.) (a)	3,263	30,966
VF Corp.	4,319	260,695
		1,156,931

TOTAL CONSUMER DISCRETIONARY		11,261,177

CONSUMER STAPLES - 4.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	114	92,390
Brown-Forman Corp.:
Class A	591	37,375
Class B (non-vtg.)	2,393	165,931
Molson Coors Beverage Co. Class B	2,317	86,934
		382,630
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	490	78,003
Grocery Outlet Holding Corp. (a)	912	40,119
Kroger Co.	10,240	356,250
Sprouts Farmers Market LLC (a)	1,566	41,311
U.S. Foods Holding Corp. (a)	2,880	58,464
		574,147
Food Products - 2.6%
Archer Daniels Midland Co.	7,307	312,959
Beyond Meat, Inc. (a)	678	85,360
Bunge Ltd.	1,837	79,799
Campbell Soup Co.	2,326	115,300
Conagra Brands, Inc.	6,449	241,515
Flowers Foods, Inc.	2,551	58,035
Hormel Foods Corp.	3,675	186,911
Ingredion, Inc.	881	76,207
Kellogg Co.	3,307	228,150
Lamb Weston Holdings, Inc.	1,924	115,594
McCormick & Co., Inc. (non-vtg.)	1,641	319,831
Pilgrim's Pride Corp. (a)	670	10,285
Post Holdings, Inc. (a)	844	74,897
Seaboard Corp.	3	8,110
The Hain Celestial Group, Inc. (a)	1,057	35,917
The Hershey Co.	1,952	283,840
The J.M. Smucker Co.	1,455	159,104
TreeHouse Foods, Inc. (a)	730	31,989
Tyson Foods, Inc. Class A	3,804	233,756
		2,657,559
Household Products - 0.8%
Church & Dwight Co., Inc.	3,255	313,554
Clorox Co.	1,668	394,499
Energizer Holdings, Inc.	823	41,257
Reynolds Consumer Products, Inc.	633	21,560
Spectrum Brands Holdings, Inc.	551	29,842
		800,712
Personal Products - 0.1%
Coty, Inc. Class A	3,788	14,053
Herbalife Nutrition Ltd. (a)	1,330	68,149
Nu Skin Enterprises, Inc. Class A	667	29,915
		112,117

TOTAL CONSUMER STAPLES		4,527,165

ENERGY - 2.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	8,687	134,562
Halliburton Co.	11,535	165,297
Helmerich & Payne, Inc.	1,382	24,641
National Oilwell Varco, Inc.	5,170	59,507
		384,007
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream GP LP	3,835	21,744
Apache Corp.	4,967	76,243
Cabot Oil & Gas Corp.	5,159	96,473
Cheniere Energy, Inc. (a)	3,063	151,557
Cimarex Energy Co.	1,317	32,214
Concho Resources, Inc.	2,580	135,553
Continental Resources, Inc.	980	16,944
Devon Energy Corp.	5,096	53,457
Diamondback Energy, Inc.	2,091	83,347
EQT Corp.	3,348	48,613
Equitrans Midstream Corp.	5,336	51,492
Hess Corp.	3,619	178,091
HollyFrontier Corp.	1,977	54,368
Marathon Oil Corp.	10,322	56,668
Marathon Petroleum Corp.	8,557	326,877
Murphy Oil Corp.	1,923	25,403
Noble Energy, Inc.	6,318	63,117
Occidental Petroleum Corp.	10,698	168,387
Occidental Petroleum Corp. warrants 8/3/27 (a)	1,283	7,185
ONEOK, Inc.	5,786	161,487
Parsley Energy, Inc. Class A	3,993	43,843
Pioneer Natural Resources Co.	2,174	210,704
Targa Resources Corp.	3,020	55,206
The Williams Companies, Inc.	16,076	307,534
WPX Energy, Inc. (a)	5,268	31,450
		2,457,957

TOTAL ENERGY		2,841,964

FINANCIALS - 11.2%
Banks - 2.5%
Associated Banc-Corp.	2,005	25,744
Bank of Hawaii Corp.	526	29,787
Bank OZK	1,603	38,552
BOK Financial Corp.	432	24,062
Citizens Financial Group, Inc.	5,610	139,184
Comerica, Inc.	1,856	71,493
Commerce Bancshares, Inc.	1,323	75,755
Cullen/Frost Bankers, Inc.	750	54,045
East West Bancorp, Inc.	1,847	64,017
Fifth Third Bancorp	9,399	186,664
First Citizens Bancshares, Inc.	86	36,625
First Hawaiian, Inc.	1,719	29,876
First Horizon National Corp.	7,171	66,475
First Republic Bank	2,252	253,305
FNB Corp., Pennsylvania	4,244	31,448
Huntington Bancshares, Inc.	13,413	124,339
KeyCorp	12,788	153,584
M&T Bank Corp.	1,687	178,738
PacWest Bancorp	1,522	27,815
Peoples United Financial, Inc.	5,600	60,424
Pinnacle Financial Partners, Inc.	980	38,828
Popular, Inc.	1,134	42,083
Prosperity Bancshares, Inc.	1,187	65,950
Regions Financial Corp.	12,763	138,606
Signature Bank	693	71,053
Sterling Bancorp	2,550	28,688
SVB Financial Group (a)	677	151,831
Synovus Financial Corp.	1,940	39,091
TCF Financial Corp.	1,998	54,925
Umpqua Holdings Corp.	2,911	31,584
Webster Financial Corp.	1,163	31,715
Western Alliance Bancorp.	1,276	45,872
Wintrust Financial Corp.	742	31,758
Zions Bancorp NA	2,140	69,486
		2,513,402
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	619	42,581
Ameriprise Financial, Inc.	1,621	249,034
Apollo Global Management LLC Class A	2,257	110,819
Ares Management Corp.	1,293	51,642
Carlyle Group LP	1,532	43,616
Cboe Global Markets, Inc.	1,441	126,376
E*TRADE Financial Corp.	2,932	148,858
Eaton Vance Corp. (non-vtg.)	1,483	53,596
Evercore, Inc. Class A	521	28,811
FactSet Research Systems, Inc.	489	169,341
Franklin Resources, Inc.	3,550	74,728
Interactive Brokers Group, Inc.	944	46,822
Invesco Ltd.	4,991	50,110
KKR & Co. LP	7,021	248,333
Lazard Ltd. Class A	1,348	39,523
Legg Mason, Inc.	1,084	54,189
LPL Financial	1,042	82,339
MarketAxess Holdings, Inc.	487	251,633
Morningstar, Inc.	283	47,555
MSCI, Inc.	1,094	411,322
Northern Trust Corp.	2,542	199,166
Raymond James Financial, Inc.	1,614	112,141
SEI Investments Co.	1,532	80,170
State Street Corp.	4,654	296,879
T. Rowe Price Group, Inc.	2,990	412,919
TD Ameritrade Holding Corp.	3,420	122,744
The NASDAQ OMX Group, Inc.	1,507	197,884
Tradeweb Markets, Inc. Class A	1,074	58,071
Virtu Financial, Inc. Class A	836	20,733
		3,831,935
Consumer Finance - 0.6%
Ally Financial, Inc.	4,936	99,214
Credit Acceptance Corp. (a)(b)	134	62,704
Discover Financial Services	4,043	199,845
LendingTree, Inc. (a)	103	35,668
OneMain Holdings, Inc.	864	24,797
Santander Consumer U.S.A. Holdings, Inc.	1,010	18,544
SLM Corp.	4,881	33,044
Synchrony Financial	7,721	170,866
		644,682
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	5,350	109,461
Jefferies Financial Group, Inc.	3,014	48,827
Voya Financial, Inc.	1,667	82,350
		240,638
Insurance - 3.6%
Alleghany Corp.	185	96,629
American Financial Group, Inc.	971	59,008
American National Group, Inc.	94	6,923
Arch Capital Group Ltd. (a)	5,190	159,593
Arthur J. Gallagher & Co.	2,487	267,328
Assurant, Inc.	782	84,042
Assured Guaranty Ltd.	1,096	23,926
Athene Holding Ltd. (a)	1,527	49,246
Axis Capital Holdings Ltd.	1,105	44,333
Brighthouse Financial, Inc. (a)	1,285	36,417
Brown & Brown, Inc.	3,117	141,730
Cincinnati Financial Corp.	1,974	153,834
CNA Financial Corp.	385	12,821
Erie Indemnity Co. Class A	330	69,340
Everest Re Group Ltd.	527	115,302
First American Financial Corp.	1,437	73,301
FNF Group	3,613	116,917
Globe Life, Inc.	1,385	110,246
Hanover Insurance Group, Inc.	502	51,144
Hartford Financial Services Group, Inc.	4,729	200,131
Kemper Corp.	809	63,523
Lincoln National Corp.	2,541	94,703
Loews Corp.	3,158	114,983
Markel Corp. (a)	178	185,928
Mercury General Corp.	372	15,963
Old Republic International Corp.	3,750	60,263
Primerica, Inc.	524	62,702
Principal Financial Group, Inc.	3,584	152,069
Prudential Financial, Inc.	5,231	331,488
Reinsurance Group of America, Inc.	899	76,640
RenaissanceRe Holdings Ltd.	647	116,706
Unum Group	2,689	46,331
W.R. Berkley Corp.	1,847	114,052
White Mountains Insurance Group Ltd.	40	35,205
Willis Towers Watson PLC	1,699	356,807
		3,699,574
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	7,491	101,878
Annaly Capital Management, Inc.	18,883	139,923
New Residential Investment Corp.	5,458	43,282
Starwood Property Trust, Inc.	3,623	54,164
		339,247
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	4,414	36,504
New York Community Bancorp, Inc.	5,950	62,654
TFS Financial Corp.	630	9,122
		108,280

TOTAL FINANCIALS		11,377,758

HEALTH CARE - 13.2%
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc. (a)	1,431	59,487
Acceleron Pharma, Inc. (a)	657	65,155
Agios Pharmaceuticals, Inc. (a)	818	37,072
Alexion Pharmaceuticals, Inc. (a)	2,816	288,612
Alkermes PLC (a)	2,090	37,641
Alnylam Pharmaceuticals, Inc. (a)	1,507	219,660
BioMarin Pharmaceutical, Inc. (a)	2,381	285,268
bluebird bio, Inc. (a)	847	51,413
Exact Sciences Corp. (a)	1,968	186,468
Exelixis, Inc. (a)	4,006	92,499
Global Blood Therapeutics, Inc. (a)	768	51,825
Immunomedics, Inc. (a)	2,729	115,246
Incyte Corp. (a)	2,400	237,024
Ionis Pharmaceuticals, Inc. (a)	1,723	99,176
Iovance Biotherapeutics, Inc. (a)	1,772	51,512
Moderna, Inc. (a)	3,550	263,055
Neurocrine Biosciences, Inc. (a)	1,215	146,237
Repligen Corp. (a)	688	103,826
Sage Therapeutics, Inc. (a)	665	30,304
Sarepta Therapeutics, Inc. (a)	988	151,678
Seattle Genetics, Inc. (a)	1,611	267,861
United Therapeutics Corp. (a)	569	63,426
		2,904,445
Health Care Equipment & Supplies - 4.0%
Abiomed, Inc. (a)	585	175,465
Align Technology, Inc. (a)	1,032	303,222
Dentsply Sirona, Inc.	2,875	128,225
Envista Holdings Corp. (a)	2,106	46,058
Globus Medical, Inc. (a)	979	47,168
Haemonetics Corp. (a)	653	57,242
Hill-Rom Holdings, Inc.	879	85,456
Hologic, Inc. (a)	3,390	236,554
ICU Medical, Inc. (a)	257	47,219
IDEXX Laboratories, Inc. (a)	1,111	441,900
Insulet Corp. (a)	830	168,789
Integra LifeSciences Holdings Corp. (a)	948	45,267
Masimo Corp. (a)	635	139,776
Novocure Ltd. (a)	1,317	99,815
Penumbra, Inc. (a)	421	93,424
Quidel Corp. (a)	489	138,128
ResMed, Inc.	1,894	383,554
STERIS PLC	1,113	177,668
Tandem Diabetes Care, Inc. (a)	775	80,957
Teleflex, Inc.	614	229,083
The Cooper Companies, Inc.	644	182,207
Varian Medical Systems, Inc. (a)	1,196	170,693
West Pharmaceutical Services, Inc.	968	260,266
Zimmer Biomet Holdings, Inc.	2,740	369,516
		4,107,652
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	1,148	34,222
Amedisys, Inc. (a)	416	97,411
AmerisourceBergen Corp.	1,925	192,866
Cardinal Health, Inc.	3,868	211,270
Chemed Corp.	205	100,899
DaVita HealthCare Partners, Inc. (a)	1,095	95,692
Encompass Health Corp.	1,291	87,891
Guardant Health, Inc. (a)	983	83,732
Henry Schein, Inc. (a)	1,879	129,144
Laboratory Corp. of America Holdings (a)	1,282	247,323
McKesson Corp.	2,135	320,592
Molina Healthcare, Inc. (a)	777	143,512
Premier, Inc. (a)	804	28,116
Quest Diagnostics, Inc.	1,767	224,533
Universal Health Services, Inc. Class B	976	107,262
		2,104,465
Health Care Technology - 1.1%
Cerner Corp.	4,012	278,633
Change Healthcare, Inc. (a)	3,231	37,673
Livongo Health, Inc. (b)	713	90,729
Teladoc Health, Inc. (a)	976	231,927
Veeva Systems, Inc. Class A (a)	1,766	467,231
		1,106,193
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)	713	70,138
Adaptive Biotechnologies Corp. (a)	936	34,932
Agilent Technologies, Inc.	4,091	394,086
Avantor, Inc. (a)	5,448	120,292
Bio-Rad Laboratories, Inc. Class A (a)	280	146,969
Bio-Techne Corp.	501	137,855
Bruker Corp.	1,355	60,460
Charles River Laboratories International, Inc. (a)	646	128,548
IQVIA Holdings, Inc. (a)	2,514	398,192
Mettler-Toledo International, Inc. (a)	312	291,720
PerkinElmer, Inc.	1,475	175,392
PPD, Inc.	803	23,584
PRA Health Sciences, Inc. (a)	835	88,978
QIAGEN NV (a)	2,961	146,421
Syneos Health, Inc. (a)	821	51,222
Waters Corp. (a)	810	172,652
		2,441,441
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	2,034	177,650
Elanco Animal Health, Inc. (a)	5,258	124,247
Horizon Pharma PLC (a)	2,418	147,957
Jazz Pharmaceuticals PLC (a)	715	77,399
Mylan NV (a)	6,785	109,306
Nektar Therapeutics (a)	2,268	50,259
Perrigo Co. PLC	1,801	95,489
Reata Pharmaceuticals, Inc. (a)	310	45,787
		828,094

TOTAL HEALTH CARE		13,492,290

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	819	68,083
BWX Technologies, Inc.	1,246	67,932
Curtiss-Wright Corp.	551	49,105
HEICO Corp.	601	57,768
HEICO Corp. Class A	1,011	77,392
Hexcel Corp.	1,102	41,105
Howmet Aerospace, Inc.	5,228	77,270
Huntington Ingalls Industries, Inc.	524	91,024
Mercury Systems, Inc. (a)	716	55,440
Spirit AeroSystems Holdings, Inc. Class A	1,357	26,556
Teledyne Technologies, Inc. (a)	478	146,603
Textron, Inc.	3,004	104,960
TransDigm Group, Inc.	690	297,790
Virgin Galactic Holdings, Inc. (a)(b)	808	18,140
		1,179,168
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,753	164,291
Expeditors International of Washington, Inc.	2,195	185,499
XPO Logistics, Inc. (a)	1,198	89,874
		439,664
Airlines - 0.7%
Alaska Air Group, Inc.	1,594	54,897
American Airlines Group, Inc. (b)	6,487	72,135
Copa Holdings SA Class A	402	16,659
Delta Air Lines, Inc.	8,450	210,997
JetBlue Airways Corp. (a)	3,515	36,345
Southwest Airlines Co.	7,781	240,355
United Airlines Holdings, Inc. (a)	3,845	120,656
		752,044
Building Products - 1.9%
A.O. Smith Corp.	1,748	84,149
Allegion PLC	1,220	121,341
Armstrong World Industries, Inc.	635	45,237
Carrier Global Corp.	11,479	312,688
Fortune Brands Home & Security, Inc.	1,819	139,154
Johnson Controls International PLC	9,853	379,143
Lennox International, Inc.	455	122,004
Masco Corp.	3,462	197,888
Owens Corning	1,407	85,081
Trane Technologies PLC	3,158	353,285
Trex Co., Inc. (a)	760	105,891
		1,945,861
Commercial Services & Supplies - 1.2%
ADT, Inc.	1,443	12,424
Cintas Corp.	1,167	352,282
Clean Harbors, Inc. (a)	671	39,992
Copart, Inc. (a)	2,687	250,563
IAA Spinco, Inc. (a)	1,779	77,120
MSA Safety, Inc.	481	57,013
Republic Services, Inc.	2,775	242,119
Rollins, Inc.	1,954	102,390
Stericycle, Inc. (a)	1,197	72,341
		1,206,244
Construction & Engineering - 0.3%
AECOM (a)	2,034	73,610
Jacobs Engineering Group, Inc.	1,650	140,828
Quanta Services, Inc.	1,812	72,426
Valmont Industries, Inc.	276	33,451
		320,315
Electrical Equipment - 1.1%
Acuity Brands, Inc.	521	51,631
AMETEK, Inc.	3,029	282,454
Generac Holdings, Inc. (a)	806	127,009
GrafTech International Ltd.	852	5,172
Hubbell, Inc. Class B	711	95,964
nVent Electric PLC	2,078	37,736
Regal Beloit Corp.	538	49,480
Rockwell Automation, Inc.	1,531	333,972
Sensata Technologies, Inc. PLC (a)	2,039	77,441
Vertiv Holdings Co. (a)	2,634	38,193
		1,099,052
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	714	85,023
Machinery - 4.0%
AGCO Corp.	821	53,882
Allison Transmission Holdings, Inc.	1,494	55,816
Colfax Corp. (a)	1,290	37,513
Crane Co.	654	36,997
Cummins, Inc.	1,947	376,277
Donaldson Co., Inc.	1,685	81,453
Dover Corp.	1,900	195,567
Flowserve Corp.	1,725	48,076
Fortive Corp.	3,931	275,917
Gardner Denver Holdings, Inc. (a)	4,568	144,303
Gates Industrial Corp. PLC (a)	581	6,124
Graco, Inc.	2,173	115,691
IDEX Corp.	996	164,161
ITT, Inc.	1,135	65,524
Lincoln Electric Holdings, Inc.	749	67,702
Middleby Corp. (a)	722	59,969
Nordson Corp.	759	146,965
Oshkosh Corp.	888	69,903
Otis Worldwide Corp.	5,391	338,231
PACCAR, Inc.	4,478	380,988
Parker Hannifin Corp.	1,693	302,912
Pentair PLC	2,187	93,713
Snap-On, Inc.	714	104,151
Stanley Black & Decker, Inc.	2,039	312,619
Timken Co.	827	37,761
Toro Co.	1,407	100,389
Trinity Industries, Inc.	1,183	23,104
Westinghouse Air Brake Co.	2,386	148,385
Woodward, Inc.	730	54,706
Xylem, Inc.	2,366	172,671
		4,071,470
Marine - 0.0%
Kirby Corp. (a)	781	36,113
Professional Services - 2.0%
CoreLogic, Inc.	1,049	71,500
CoStar Group, Inc. (a)	508	431,678
Equifax, Inc.	1,598	259,771
FTI Consulting, Inc. (a)	478	57,092
IHS Markit Ltd.	5,243	423,267
Manpower, Inc.	766	52,693
Nielsen Holdings PLC	4,669	67,374
Robert Half International, Inc.	1,484	75,491
TransUnion Holding Co., Inc.	2,512	225,000
Verisk Analytics, Inc.	2,094	395,159
		2,059,025
Road & Rail - 0.9%
AMERCO	119	37,810
J.B. Hunt Transport Services, Inc.	1,104	142,858
Kansas City Southern	1,255	215,672
Knight-Swift Transportation Holdings, Inc. Class A	1,658	72,106
Landstar System, Inc.	502	61,134
Lyft, Inc. (a)	3,143	91,870
Old Dominion Freight Lines, Inc.	1,287	235,289
Ryder System, Inc.	687	25,165
Schneider National, Inc. Class B	788	19,802
		901,706
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	1,389	36,420
Fastenal Co.	7,567	355,952
HD Supply Holdings, Inc. (a)	2,129	74,728
MSC Industrial Direct Co., Inc. Class A	588	38,814
United Rentals, Inc. (a)	951	147,757
Univar, Inc. (a)	2,183	38,574
W.W. Grainger, Inc.	589	201,161
Watsco, Inc.	429	101,274
		994,680
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	956	28,642

TOTAL INDUSTRIALS		15,119,007

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	777	201,841
Ciena Corp. (a)	2,009	119,556
CommScope Holding Co., Inc. (a)	2,599	24,119
EchoStar Holding Corp. Class A (a)	647	17,663
F5 Networks, Inc. (a)	801	108,856
Juniper Networks, Inc.	4,332	109,946
Lumentum Holdings, Inc. (a)	991	91,995
Motorola Solutions, Inc.	2,249	314,410
Ubiquiti, Inc.	110	20,383
ViaSat, Inc. (a)	763	28,963
		1,037,732
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	3,819	403,897
Arrow Electronics, Inc. (a)	1,025	73,411
Avnet, Inc.	1,283	34,282
CDW Corp.	1,877	218,201
Cognex Corp.	2,171	145,175
Coherent, Inc. (a)	321	44,564
Corning, Inc.	9,915	307,365
Dolby Laboratories, Inc. Class A	826	57,490
FLIR Systems, Inc.	1,717	71,530
IPG Photonics Corp. (a)	467	83,598
Jabil, Inc.	1,930	67,280
Keysight Technologies, Inc. (a)	2,475	247,228
Littelfuse, Inc.	312	55,427
National Instruments Corp.	1,687	59,889
SYNNEX Corp.	544	67,859
Trimble, Inc. (a)	3,300	146,883
Zebra Technologies Corp. Class A (a)	695	195,121
		2,279,200
IT Services - 4.3%
Akamai Technologies, Inc. (a)	2,113	237,586
Alliance Data Systems Corp.	608	26,971
Amdocs Ltd.	1,744	108,302
Black Knight, Inc. (a)	1,906	142,798
Booz Allen Hamilton Holding Corp. Class A	1,812	148,149
Broadridge Financial Solutions, Inc.	1,513	203,256
CACI International, Inc. Class A (a)	330	68,581
DXC Technology Co.	3,345	59,909
EPAM Systems, Inc. (a)	700	203,056
Euronet Worldwide, Inc. (a)	659	63,356
Fastly, Inc. Class A (a)	963	92,920
FleetCor Technologies, Inc. (a)	1,090	281,841
Gartner, Inc. (a)	1,141	142,214
Genpact Ltd.	2,474	98,515
GoDaddy, Inc. (a)	2,190	153,913
Jack Henry & Associates, Inc.	1,008	179,726
Leidos Holdings, Inc.	1,774	168,814
MongoDB, Inc. Class A (a)	551	126,223
Okta, Inc. (a)	1,520	335,890
Paychex, Inc.	4,245	305,300
Sabre Corp.	3,581	27,072
Science Applications International Corp.	763	61,025
StoneCo Ltd. Class A (a)	2,046	97,615
Switch, Inc. Class A	1,149	20,671
The Western Union Co.	5,425	131,719
Twilio, Inc. Class A (a)	1,698	471,059
VeriSign, Inc. (a)	1,350	285,768
WEX, Inc. (a)	572	90,588
		4,332,837
Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic, Inc.(a)	766	52,494
Cree, Inc. (a)	1,425	98,211
Enphase Energy, Inc. (a)	1,390	83,900
Entegris, Inc.	1,762	126,705
First Solar, Inc. (a)	1,103	65,684
Inphi Corp. (a)	632	82,577
KLA-Tencor Corp.	2,052	410,051
Marvell Technology Group Ltd.	8,712	317,727
Maxim Integrated Products, Inc.	3,501	238,383
Microchip Technology, Inc.	3,104	315,770
MKS Instruments, Inc.	725	92,394
Monolithic Power Systems, Inc.	576	152,646
ON Semiconductor Corp. (a)	5,334	109,880
Qorvo, Inc. (a)	1,523	195,172
Skyworks Solutions, Inc.	2,205	321,004
SolarEdge Technologies, Inc. (a)	646	113,115
Teradyne, Inc.	2,182	194,111
Universal Display Corp.	569	99,262
Xilinx, Inc.	3,229	346,633
		3,415,719
Software - 7.6%
2U, Inc. (a)	811	38,194
Alteryx, Inc. Class A (a)	693	121,615
Anaplan, Inc. (a)	1,711	77,697
ANSYS, Inc. (a)	1,133	351,910
Aspen Technology, Inc. (a)	896	87,145
Avalara, Inc. (a)	1,015	136,467
Bill.Com Holdings, Inc. (a)	213	19,832
Cadence Design Systems, Inc. (a)	3,645	398,216
CDK Global, Inc.	1,616	73,463
Ceridian HCM Holding, Inc. (a)	1,405	109,997
Citrix Systems, Inc.	1,628	232,413
Cloudflare, Inc. (a)	1,428	59,433
Coupa Software, Inc. (a)	878	269,063
Crowdstrike Holdings, Inc. (a)	1,525	172,630
Datadog, Inc. Class A (a)	2,009	188,565
DocuSign, Inc. (a)	2,330	505,185
Dropbox, Inc. Class A (a)	3,231	73,505
Dynatrace, Inc.	2,013	84,204
Elastic NV (a)	717	68,968
Everbridge, Inc. (a)	450	64,260
Fair Isaac Corp. (a)	369	162,061
FireEye, Inc. (a)	2,916	44,032
Five9, Inc. (a)	819	98,952
Fortinet, Inc. (a)	1,753	242,440
Globant SA (a)	479	82,838
Guidewire Software, Inc. (a)	1,092	128,485
HubSpot, Inc. (a)	547	128,332
LogMeIn, Inc.	639	54,833
Manhattan Associates, Inc. (a)	838	80,272
Medallia, Inc.	1,086	33,373
New Relic, Inc. (a)	673	47,722
Nortonlifelock, Inc.	7,354	157,743
Nuance Communications, Inc. (a)	3,714	101,578
Nutanix, Inc. Class A (a)	2,338	51,880
Pagerduty, Inc. (a)	890	27,127
Palo Alto Networks, Inc. (a)	1,289	329,881
Parametric Technology Corp. (a)	1,382	118,244
Paycom Software, Inc. (a)	652	185,409
Paylocity Holding Corp. (a)	453	60,340
Pegasystems, Inc.	528	61,718
Pluralsight, Inc. (a)	1,220	25,827
Proofpoint, Inc. (a)	751	86,868
RealPage, Inc. (a)	1,152	72,588
RingCentral, Inc. (a)	1,010	293,173
Slack Technologies, Inc. Class A (a)	4,958	146,509
Smartsheet, Inc. (a)	1,454	69,414
SolarWinds, Inc. (a)	614	11,273
Splunk, Inc. (a)	2,102	441,042
SS&C Technologies Holdings, Inc.	2,974	171,005
Synopsys, Inc. (a)	1,980	394,456
Teradata Corp. (a)	1,430	30,030
The Trade Desk, Inc. (a)	534	241,005
Tyler Technologies, Inc. (a)	518	185,056
Zendesk, Inc. (a)	1,497	136,452
Zscaler, Inc. (a)	930	120,761
		7,755,481
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	16,992	167,711
HP, Inc.	18,922	332,649
NCR Corp. (a)	1,691	31,165
NetApp, Inc.	2,913	129,046
Pure Storage, Inc. Class A (a)	3,167	56,563
Western Digital Corp.	3,956	170,504
Xerox Holdings Corp.	2,417	40,243
		927,881

TOTAL INFORMATION TECHNOLOGY		19,748,850

MATERIALS - 5.0%
Chemicals - 2.3%
Albemarle Corp. U.S.	1,396	115,114
Ashland Global Holdings, Inc.	737	55,629
Axalta Coating Systems Ltd. (a)	2,766	61,405
Cabot Corp.	730	26,630
Celanese Corp. Class A	1,559	151,535
CF Industries Holdings, Inc.	2,823	88,445
Corteva, Inc.	9,914	283,144
Eastman Chemical Co.	1,791	133,662
Element Solutions, Inc. (a)	2,833	30,766
FMC Corp.	1,712	181,558
Huntsman Corp.	2,652	49,062
International Flavors & Fragrances, Inc.	1,414	178,093
LyondellBasell Industries NV Class A	3,390	211,943
NewMarket Corp.	91	34,108
Olin Corp.	1,898	21,334
PPG Industries, Inc.	3,118	335,653
RPM International, Inc.	1,684	137,398
The Chemours Co. LLC	2,161	40,043
The Mosaic Co.	4,526	60,965
The Scotts Miracle-Gro Co. Class A	536	84,994
Valvoline, Inc.	2,433	49,925
W.R. Grace & Co.	748	34,505
Westlake Chemical Corp.	445	24,253
		2,390,164
Construction Materials - 0.4%
Eagle Materials, Inc.	539	43,244
Martin Marietta Materials, Inc.	823	170,509
Vulcan Materials Co.	1,747	205,133
		418,886
Containers & Packaging - 1.6%
Amcor PLC	21,200	218,360
Aptargroup, Inc.	849	97,805
Ardagh Group SA	233	3,171
Avery Dennison Corp.	1,096	124,221
Ball Corp.	4,214	310,277
Berry Global Group, Inc. (a)	1,759	87,932
Crown Holdings, Inc. (a)	1,710	122,402
Graphic Packaging Holding Co.	3,679	51,285
International Paper Co.	5,187	180,456
Packaging Corp. of America	1,232	118,420
Sealed Air Corp.	2,045	72,966
Silgan Holdings, Inc.	1,031	39,436
Sonoco Products Co.	1,326	68,607
WestRock Co.	3,405	91,458
		1,586,796
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	19,183	247,844
Nucor Corp.	3,970	166,542
Reliance Steel & Aluminum Co.	838	82,342
Royal Gold, Inc.	867	121,319
Steel Dynamics, Inc.	2,673	73,267
		691,314

TOTAL MATERIALS		5,087,160

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	1,653	293,490
American Campus Communities, Inc.	1,811	64,544
American Homes 4 Rent Class A	3,434	99,586
Americold Realty Trust	2,643	106,645
Apartment Investment & Management Co. Class A	1,944	75,466
Apple Hospitality (REIT), Inc.	2,779	24,511
AvalonBay Communities, Inc.	1,859	284,650
Boston Properties, Inc.	2,053	182,902
Brandywine Realty Trust (SBI)	2,258	24,454
Brixmor Property Group, Inc.	3,946	45,418
Brookfield Property REIT, Inc. Class A	712	8,266
Camden Property Trust (SBI)	1,248	113,331
CoreSite Realty Corp.	531	68,526
Corporate Office Properties Trust (SBI)	1,476	39,084
Cousins Properties, Inc.	1,965	60,365
CubeSmart	2,537	75,273
CyrusOne, Inc.	1,516	126,465
Douglas Emmett, Inc.	2,211	64,429
Duke Realty Corp.	4,853	195,042
Empire State Realty Trust, Inc.	2,025	13,365
EPR Properties	1,017	29,117
Equity Commonwealth	1,535	48,460
Equity Lifestyle Properties, Inc.	2,289	156,384
Equity Residential (SBI)	4,856	260,427
Essex Property Trust, Inc.	862	190,278
Extra Space Storage, Inc.	1,666	172,164
Federal Realty Investment Trust (SBI)	989	75,461
First Industrial Realty Trust, Inc.	1,661	72,951
Gaming & Leisure Properties	2,692	97,477
HCP, Inc.	7,133	194,660
Healthcare Trust of America, Inc.	2,877	79,434
Highwoods Properties, Inc. (SBI)	1,373	52,641
Host Hotels & Resorts, Inc.	9,226	99,456
Hudson Pacific Properties, Inc.	1,994	46,999
Invitation Homes, Inc.	7,176	213,988
Iron Mountain, Inc.	3,793	106,925
JBG SMITH Properties	1,591	46,155
Kilroy Realty Corp.	1,521	88,629
Kimco Realty Corp.	5,464	60,924
Lamar Advertising Co. Class A	1,138	74,801
Life Storage, Inc.	613	60,154
Medical Properties Trust, Inc.	6,877	138,434
Mid-America Apartment Communities, Inc.	1,503	179,143
National Retail Properties, Inc.	2,250	79,763
Omega Healthcare Investors, Inc.	2,968	96,104
Outfront Media, Inc.	1,889	27,220
Paramount Group, Inc.	2,546	18,153
Park Hotels & Resorts, Inc.	3,127	25,860
Rayonier, Inc.	1,803	50,087
Realty Income Corp.	4,545	272,927
Regency Centers Corp.	2,232	91,579
Rexford Industrial Realty, Inc.	1,526	71,615
Simon Property Group, Inc.	4,022	250,772
SL Green Realty Corp.	1,040	48,360
Spirit Realty Capital, Inc.	1,370	47,210
Store Capital Corp.	2,951	69,909
Sun Communities, Inc.	1,277	191,461
Taubman Centers, Inc.	778	30,124
UDR, Inc.	3,858	139,660
Ventas, Inc.	4,934	189,268
VEREIT, Inc.	14,186	92,351
VICI Properties, Inc.	6,208	134,776
Vornado Realty Trust	2,319	80,052
Weingarten Realty Investors (SBI)	1,583	27,006
Welltower, Inc.	5,526	295,973
Weyerhaeuser Co.	9,874	274,596
WP Carey, Inc.	2,264	161,582
		7,277,282
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	4,412	193,290
Howard Hughes Corp. (a)	514	27,340
Jones Lang LaSalle, Inc.	678	67,061
		287,691

TOTAL REAL ESTATE		7,564,973

UTILITIES - 6.0%
Electric Utilities - 2.8%
Alliant Energy Corp.	3,295	177,436
Avangrid, Inc.	750	37,343
Edison International	4,727	263,152
Entergy Corp.	2,656	279,225
Evergy, Inc.	2,986	193,582
Eversource Energy	4,452	400,992
FirstEnergy Corp.	7,169	207,901
Hawaiian Electric Industries, Inc.	1,415	51,308
IDACORP, Inc.	669	62,384
NRG Energy, Inc.	3,213	108,632
OGE Energy Corp.	2,625	86,363
PG&E Corp. (a)	12,536	117,212
Pinnacle West Capital Corp.	1,491	123,872
PPL Corp.	10,185	271,125
Xcel Energy, Inc.	6,938	479,000
		2,859,527
Gas Utilities - 0.3%
Atmos Energy Corp.	1,603	169,902
National Fuel Gas Co.	1,098	44,546
UGI Corp.	2,756	91,885
		306,333
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	8,716	132,745
Vistra Corp.	6,427	119,928
		252,673
Multi-Utilities - 2.2%
Ameren Corp.	3,252	260,940
CenterPoint Energy, Inc.	6,644	126,302
CMS Energy Corp.	3,771	242,023
Consolidated Edison, Inc.	4,423	339,819
DTE Energy Co.	2,538	293,469
MDU Resources Group, Inc.	2,638	55,345
NiSource, Inc.	5,048	123,424
Public Service Enterprise Group, Inc.	6,674	373,344
WEC Energy Group, Inc.	4,170	397,234
		2,211,900
Water Utilities - 0.5%
American Water Works Co., Inc.	2,390	351,975
Essential Utilities, Inc.	2,955	134,009
		485,984

TOTAL UTILITIES		6,116,417

TOTAL COMMON STOCKS
(Cost $91,083,860)		101,664,950

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (c)	452,424	452,560
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	384,441	384,480
TOTAL MONEY MARKET FUNDS
(Cost $837,011)		837,040
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $91,920,871)		102,501,990
NET OTHER ASSETS (LIABILITIES) - (0.5)%(e)		(528,203)
NET ASSETS - 100%		$101,973,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2020	$558,150	$15,482	$15,482

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $30,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$138
Fidelity Securities Lending Cash Central Fund	4,003
Total	$4,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.